FINANCIAL ASSETS AND FINANCIAL LIABILITIES- Comparison of Carrying Amounts and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets - current
Financial assets at fair value through profit	$ 0	$ 307
Financial assets at amortized cost
Cash on hand and cash at banks	34,035	37,970
Trade receivables	102,789	104,955
Other receivables	1,257	1,670
Due from related parties	607	1,368
Financial assets - non-current
Financial assets at fair value through other comprehensive income	3,069	2,902
Financial assets at amortized cost
Long-term bank deposits	1,259	1,454
Total	143,016	150,626
Liabilities at amortized cost
Interest-bearing loans and borrowings	24,098	53,737
Trade and other payables	57,220	51,743
Due to related parties	9,715	7,941
Accruals	8,246	15,250
Liabilities at amortized cost
Interest-bearing loans and borrowings	4,872	0
Total	104,151	128,671
Fair value
Financial assets - current
Financial assets at fair value through profit	0	307
Financial assets at amortized cost
Cash on hand and cash at banks	34,035	37,970
Trade receivables	102,789	104,955
Other receivables	1,257	1,670
Due from related parties	607	1,368
Financial assets - non-current
Financial assets at fair value through other comprehensive income	3,069	2,902
Financial assets at amortized cost
Long-term bank deposits	1,259	1,454
Total	143,016	150,626
Liabilities at amortized cost
Interest-bearing loans and borrowings	24,098	53,737
Trade and other payables	57,220	51,743
Due to related parties	9,715	7,941
Accruals	8,246	15,250
Liabilities at amortized cost
Interest-bearing loans and borrowings	4,872	0
Total	$ 104,151	$ 128,671